Derivative warrant liability	12 Months Ended
Sep. 30, 2022
Derivative warrant liability.
Derivative warrant liability
10.	Derivative warrant liability

On June 29, 2020, the Company completed a bought deal public offering, a concurrent brokered private placement, and a non-brokered private placement to the Company’s Chief Executive Officer and a director of the Company, for 27,678,826 units, respectively. Each unit consisted of one common share and one-half of one common share purchase warrant (each whole warrant, a “Warrant”), for a total of 13,839,413 Warrants. Each Warrant will be exercisable to acquire one common share for a period of 12 months following the closing at an exercise price of C$6.40 per share. During the year ended September 30, 2021, 13,559,300 Warrants for 3,389,825 common shares were exercised, and the remaining 280,113 Warrants for 70,028 common shares expired unexercised on June 29, 2021. The Warrants were recorded as a liability since they are denominated in Canadian Dollars and the Company’s functional currency is US dollars. The liability was recorded at fair value using the Black-Scholes pricing model. A revaluation was performed each period end, with the change in fair value recorded in the caption “Change in fair value of warrants.” Upon exercise, the warrant liability was derecognized and transferred to equity.

	As at
	September
	30, 2020
Share price	C$	1.31
Risk-free interest rate		0.23%
Expected volatility		60.8%
Expected life of warrant		0.75 years
Expected dividend yield		0%